Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000037909
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM All Cap Value Fund - Institutional Class	$62	1.18%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
AssetsNet	$ 24,378,553
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 86,295
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,378,553
Number of Portfolio Holdings	48
Advisory Fee	$86,295
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	97.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.7%
First American Financial Corporation	3.3%
CRH PLC	3.3%
ACV Auctions, Inc.	3.2%
Truist Financial Corporation	3.2%
Broadcom, Inc.	3.0%
Masimo Corporation	3.0%
Ashland, Inc.	2.9%
Charles Schwab Corporation (The)	2.9%
Citigroup, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000037908
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM All Cap Value Fund - Investor Class	$74	1.42%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%
AssetsNet	$ 24,378,553
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 86,295
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,378,553
Number of Portfolio Holdings	48
Advisory Fee	$86,295
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Common Stocks	97.9%
Money Market Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.7%
First American Financial Corporation	3.3%
CRH PLC	3.3%
ACV Auctions, Inc.	3.2%
Truist Financial Corporation	3.2%
Broadcom, Inc.	3.0%
Masimo Corporation	3.0%
Ashland, Inc.	2.9%
Charles Schwab Corporation (The)	2.9%
Citigroup, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000171454
Shareholder Report [Line Items]
Fund Name	CRM Long/Short Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Long/Short Opportunities Fund - Institutional Class	$98	1.87%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%
AssetsNet	$ 348,716,800
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 1,859,799
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$348,716,800
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$1,859,799
Portfolio Turnover	60%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Money Market Funds	12.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Liquidity Funds T-Fund, Institutional Shares	6.2%
Federated Hermes Treasury Obligations Fund, Institutional Shares	6.2%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.3%
Broadcom, Inc.	3.0%
First American Financial Corporation	2.9%
Hayward Holdings, Inc.	2.8%
Canadian Pacific Kansas City Ltd.	2.8%
Vontier Corporation	2.3%
Masimo Corporation	2.3%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003538
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Mid Cap Value Fund - Institutional Class	$51	1.00%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 352,609,137
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,426,027
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$352,609,137
Number of Portfolio Holdings	48
Advisory Fee	$1,426,027
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.9%
Nisource, Inc.	3.5%
Vontier Corporation	3.5%
First American Financial Corporation	3.3%
Truist Financial Corporation	3.2%
Ashland, Inc.	3.0%
CRH PLC	2.9%
Teledyne Technologies, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%
Masimo Corporation	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003539
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Mid Cap Value Fund - Investor Class	$60	1.16%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 352,609,137
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,426,027
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$352,609,137
Number of Portfolio Holdings	48
Advisory Fee	$1,426,027
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Global Payments, Inc.	3.9%
Nisource, Inc.	3.5%
Vontier Corporation	3.5%
First American Financial Corporation	3.3%
Truist Financial Corporation	3.2%
Ashland, Inc.	3.0%
CRH PLC	2.9%
Teledyne Technologies, Inc.	2.9%
CBRE Group, Inc., Class A	2.8%
Masimo Corporation	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003540
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small Cap Value Fund - Institutional Class	$56	1.04%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
AssetsNet	$ 81,707,962
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 310,197
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,707,962
Number of Portfolio Holdings	48
Advisory Fee	$310,197
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Central Pacific Financial Corporation	3.7%
Horace Mann Educators Corporation	3.6%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.1%
BankUnited, Inc.	3.1%
Knowles Corporation	3.0%
Concentra Group Holdings Parent, Inc.	3.0%
Bank of Hawaii Corporation	2.9%
Xenia Hotels & Resorts, Inc.	2.8%
Capitol Federal Financial, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003541
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small Cap Value Fund - Investor Class	$66	1.23%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
AssetsNet	$ 81,707,962
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 310,197
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$81,707,962
Number of Portfolio Holdings	48
Advisory Fee	$310,197
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Central Pacific Financial Corporation	3.7%
Horace Mann Educators Corporation	3.6%
Skyline Champion Corporation	3.3%
ACV Auctions, Inc.	3.1%
BankUnited, Inc.	3.1%
Knowles Corporation	3.0%
Concentra Group Holdings Parent, Inc.	3.0%
Bank of Hawaii Corporation	2.9%
Xenia Hotels & Resorts, Inc.	2.8%
Capitol Federal Financial, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003543
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small/Mid Cap Value Fund - Institutional Class	$56	1.04%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
AssetsNet	$ 178,129,162
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 657,777
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$178,129,162
Number of Portfolio Holdings	52
Advisory Fee	$657,777
Portfolio Turnover	75%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ACV Auctions, Inc.	3.5%
Bank of Hawaii Corporation	3.5%
First American Financial Corporation	3.5%
Camden Property Trust	3.0%
Regal Rexnord Corporation	2.9%
Skyline Champion Corporation	2.8%
Horace Mann Educators Corporation	2.7%
Teledyne Technologies, Inc.	2.7%
Hayward Holdings, Inc.	2.7%
Moelis & Company, Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003544
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRM Small/Mid Cap Value Fund - Investor Class	$63	1.18%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
AssetsNet	$ 178,129,162
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 657,777
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$178,129,162
Number of Portfolio Holdings	52
Advisory Fee	$657,777
Portfolio Turnover	75%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.8%
Money Market Funds	2.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ACV Auctions, Inc.	3.5%
Bank of Hawaii Corporation	3.5%
First American Financial Corporation	3.5%
Camden Property Trust	3.0%
Regal Rexnord Corporation	2.9%
Skyline Champion Corporation	2.8%
Horace Mann Educators Corporation	2.7%
Teledyne Technologies, Inc.	2.7%
Hayward Holdings, Inc.	2.7%
Moelis & Company, Class A	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.